Gains or losses on financial assets and liabilities - Schedule of detail, by origin, of gains/losses on financial assets and liability (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	€ 96	€ 149	€ 628
Financial assets at amortized cost	(3)	34	89
Other financial assets and liabilities	99	115	539
Gain or losses on financial assets and liabilities held for trading, net	2,322	842	1,141
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	204	162	132
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net	(93)	968	270
Gain or losses from hedge accounting, net	63	74	(46)
Gains/losses on financial assets and liabilities, net	2,592	2,195	2,125
Debt securities
Financial instruments
Other financial assets and liabilities	€ 51	€ 122	€ 567